Expense Example - Wavelength Fund - Wavelength Fund	Sep. 25, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 126
Expense Example, with Redemption, 3 Years	463
Expense Example, with Redemption, 5 Years	824
Expense Example, with Redemption, 10 Years	$ 1,839